[USAA                      USAA BALANCED STRATEGY FUND
EAGLE                   SUPPLEMENT DATED NOVEMBER 9, 2007
LOGO (R)]                   TO THE FUND'S PROSPECTUS
                              DATED OCTOBER 1, 2007



This supplement describes important changes affecting the USAA Balanced Strategy Fund (the Fund). These changes were proposed by USAA Investment Management Company (IMCO) and approved by the Fund's Board of Trustees (the Board) as being in the best interests of the Fund's shareholders. If you have any questions regarding these changes, you should contact us at (800) 531-8181.

NEW INVESTMENT SUBADVISORY ARRANGEMENT

As you may recall, in 2002, the Securities and Exchange Commission granted an order permitting IMCO to change subadvisers for the Fund without first calling a special shareholders meeting and obtaining shareholder approval. The Board approved a proposal by IMCO to enter into a subadvisory agreement with Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group) to manage an index option-based risk management strategy for the Fund.

AS A RESULT OF THESE CHANGES, THE PROSPECTUS DATED OCTOBER 1, 2007 IS REVISED AS FOLLOWS.

INSERT THE FOLLOWING PARAGRAPH AS THE THIRD PARAGRAPH UNDER "WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGY" ON PAGE 2 OF THE PROSPECTUS.

     As an alternative investment strategy, in our attempt to reduce the Fund's volatility over time, the Fund may at times implement an index option-based strategy. The strategy involves selling index call options and purchasing index put options or put spread options against a highly correlated stock portfolio to reduce the Fund's volatility. This option strategy may not fully protect the Fund against declines in the value of its stock portfolio, and the Fund could experience a loss in both the stock and option portions of its portfolio. The combination of the diversified stock portfolio with the index call and put options is designed to provide the Fund with fairly consistent returns over a wide range of equity market environments.

INSERT THE FOLLOWING INFORMATION AS THE LAST SENTENCE OF THE THIRD PARAGRAPH UNDER "WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGY?" ON PAGE 2 OF THE PROSPECTUS.

     We have also retained Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group) to serve as a subadviser of the Fund. The Volaris Group is responsible for managing the index option-based risk management strategy for the Fund.

DELETE THE FIRST PARAGRAPH UNDER "WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND" ON PAGE 2 OF THE PROSPECTUS AND INSERT THE FOLLOWING INFORMATION.

     The principal risks of investing in this Fund are stock market risk, credit risk, interest rate risk, management risk, rebalancing risk, foreign investing risk, derivatives risk, options strategy risk, and the risk of investing in exchange-traded funds.

INSERT THE FOLLOWING PARAGRAPH RELATING TO OPTIONS STRATEGY RISK IMMEDIATELY AFTER DERIVATIVES RISK UNDER "WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?" ON PAGE 3 OF THE PROSPECTUS.

     OPTIONS STRATEGY RISK: The Fund could experience a loss in the options portion of the portfolio. When it sells index call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, resulting in increased exposure to a market decline.

INSERT THE FOLLOWING INFORMATION AS THE THIRD PARAGRAPH OF THE QUESTION "WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?" UNDER THE "FUND INVESTMENTS" SECTION ON PAGE 6 OF THE PROSPECTUS.

     In addition to the principal investment strategies discussed above, the Fund may seek to earn additional income through securities lending. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral if the borrower becomes insolvent.

INSERT THE FOLLOWING INFORMATION AS THE SECOND Q&A UNDER THE "STOCKS" SECTION OF "FUND INVESTMENTS" ON PAGE 7 OF THE PROSPECTUS.

     [ARROW]   WHAT OTHER EQUITY-RELATED STRATEGIES WILL THE FUND UTILIZE?

     As an alternative investment strategy in an attempt to reduce the Fund's volatility over time, the Fund may implement an index option-based strategy by selling index call options and buying index put options or put spread options.

     As the seller of an index call option, the Fund receives cash (the "premium") from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the "exercise price") on a certain date in the future (the "expiration date"). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the price of the index and the exercise price of the option. The premium, the exercise price, and the market value of the index determine the gain or loss realized by the Fund as the seller of the index call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the cost of repurchasing the option will determine the gain or loss realized by the Fund.

     As the buyer of an index put option, the Fund attempts to reduce losses on its stock portfolio from a significant market decline over a short period of time. The value of an index put option generally increases as stock prices decrease.

     [ARROW]   ARE THERE ANY RISKS TO BUYING AND SELLING INDEX OPTIONS?

     Selling index call options reduces the risk of owning stock portfolio, but it limits the opportunity to profit from an increase in the market value of the stock portfolio in exchange for up-front cash (premium) at the time of selling the call option. Whereas, the Fund risks losing all or part of the cash paid for purchasing index put options. At times, the Fund may not own any put options, resulting in increased exposure to a market decline. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies.

DELETE THE FIFTH PARAGRAPH OF THE SECOND COLUMN UNDER THE "FUND MANAGEMENT" SECTION ON PAGE 9 OF THE PROSPECTUS AND INSERT THE FOLLOWING.

     We have entered into Investment Subadvisory Agreements with DIMA and CSSU under which DIMA and the Volaris Group of CSSU provide day-to-day discretionary management of the portion of the Fund's stocks investment category attributed to it in accordance with the Fund's investment objective, policies, and restrictions, subject to the general supervision of the Fund's Board of Trustees and IMCO. DIMA and CSSU are compensated directly by IMCO and not by the Fund.

INSERT THE FOLLOWING PARAGRAPH AFTER THE FIRST PARAGRAPH IN THE FIRST COLUMN UNDER THE "FUND MANAGEMENT" SECTION ON PAGE 10 OF THE PROSPECTUS.

     CSSU  is an SEC  registered  broker-dealer  and  investment  advisor.  CSSU provides a variety of capital raising, market making, advisory, and brokerage services for its government, financial institution, high net-worth individuals, and corporate clients and affiliates. CSSU also provides both discretionary and non-discretionary investment related advisory services to approximately 2,500 clients.

INSERT THE FOLLOWING INFORMATION RELATING TO THE VOLARIS GROUP UNDER "PORTFOLIO MANAGERS" ON PAGE 10 OF THE PROSPECTUS IMMEDIATELY AFTER THE PARAGRAPH REFERENCING JULIE ABBETT.

     THE VOLARIS GROUP

     YIRONG LI, CFA, vice president, is a senior member of the Volaris Group and risk management team since 2004. Mr. Li is the primary portfolio manager for the Volaris Group's Low Volatility Return strategy. Also, he is responsible for research and product development, with primary focus in the development, trading, and portfolio management of Volaris Group's European business initiatives. Prior to joining CSSU, from 1999 to 2002, Mr. Li was director of E-Commerce Technology at MoneyLine Telerate. From 2002 to 2004, he attended Columbia Business School. Education: B.S. in electrical engineering, South China University of Technology; M.S. in operations research, New Jersey Institute of Technology; and M.B.A., Columbia Business School.

     STU ROSENTHAL, CFA, vice president, is a senior member of the Volaris Group and Trading team since 2005. Mr. Rosenthal is responsible for portfolio management and research of investment volatility strategies. Prior to joining the Volaris Group, from 2003 to 2005, he was an assistant portfolio manager at Rampart Investment Management, a Boston-based boutique specializing in option-related strategies. He previously was an analyst at Grantham, Mayo, Van Otterloo & Co., a Boston-based quantitative manager.
     Education: M.S. in operations research, Northeastern University; and B.S. in applied statistics, Rochester Institute of Technology.

DELETE THE LAST SENTENCE OF THE FIRST FULL PARAGRAPH OF THE SECOND COLUMN ON PAGE 16 OF THE PROSPECTUS AND INSERT THE FOLLOWING.

     Futures and options contracts are valued at the last quoted sales price at the close of market on the principal exchange on which they are traded.

                                                                      68991-1107

[USAA                    USAA CORNERSTONE STRATEGY FUND
EAGLE                   SUPPLEMENT DATED NOVEMBER 9, 2007
LOGO (R)]                   TO THE FUND'S PROSPECTUS
                              DATED OCTOBER 1, 2007



This supplement describes important changes affecting the USAA Cornerstone Strategy Fund (the Fund). These changes were proposed by USAA Investment Management Company (IMCO) and approved by the Fund's Board of Trustees (the Board) as being in the best interests of the Fund's shareholders. If you have any questions regarding these changes, you should contact us at (800) 531-8181.

NEW INVESTMENT SUBADVISORY ARRANGEMENT

As you may recall, in 2002, the Securities and Exchange Commission granted an order permitting IMCO to change subadvisers for the Fund without first calling a special shareholders meeting and obtaining shareholder approval. The Board approved a proposal by IMCO to enter into a subadvisory agreement with Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group) to manage an index option-based risk management strategy for the Fund.

AS A RESULT OF THESE CHANGES, THE PROSPECTUS DATED OCTOBER 1, 2007 IS REVISED AS FOLLOWS.

INSERT THE FOLLOWING PARAGRAPH AS THE THIRD PARAGRAPH UNDER "WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGY" ON PAGE 2 OF THE PROSPECTUS.

     As an alternative investment strategy, in our attempt to reduce the Fund's volatility over time, the Fund may at times implement an index option-based strategy. The strategy involves selling index call options and purchasing index put options or put spread options against a highly correlated stock portfolio to reduce the Fund's volatility. This option strategy may not fully protect the Fund against declines in the value of its stock portfolio, and the Fund could experience a loss in both the stock and option portions of its portfolio. The combination of the diversified stock portfolio with the index call and put options is designed to provide the Fund with fairly consistent returns over a wide range of equity market environments.

INSERT THE FOLLOWING INFORMATION AS THE LAST SENTENCE OF THE THIRD PARAGRAPH UNDER "WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGY?" ON PAGE 2 OF THE PROSPECTUS.

     We have also retained Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group) to serve as a subadviser of the Fund. The Volaris Group is responsible for managing the index option-based risk management strategy for the Fund.

DELETE THE FIRST PARAGRAPH UNDER "WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND" ON PAGE 2 OF THE PROSPECTUS AND INSERT THE FOLLOWING INFORMATION.

     The principal risks of investing in this Fund are stock market risk; interest rate risk; credit risk; management risk; and the unique risks of investing in foreign stocks, real estate investment trusts (REITs), precious metals and minerals securities, derivatives, and options strategy risk; the risk of investing in exchange-traded funds; and the risk of rebalancing the Fund's portfolio.

INSERT THE FOLLOWING PARAGRAPH RELATING TO OPTIONS STRATEGY RISK IMMEDIATELY AFTER DERIVATIVES RISK UNDER "WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?" ON PAGE 3 OF THE PROSPECTUS.

     OPTIONS STRATEGY RISK: The Fund could experience a loss in the options portion of the portfolio. When it sells index call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, resulting in increased exposure to a market decline.

INSERT THE FOLLOWING INFORMATION AS THE THIRD PARAGRAPH OF THE QUESTION "WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?" UNDER THE "FUND INVESTMENTS" SECTION ON PAGE 6 OF THE PROSPECTUS.

     In addition to the principal investment strategies discussed above, the Fund may seek to earn additional income through securities lending. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral if the borrower becomes insolvent.

INSERT THE FOLLOWING INFORMATION AS THE SECOND Q&A UNDER THE "STOCKS" SECTION OF "FUND INVESTMENTS" ON PAGE 7 OF THE PROSPECTUS.

     [ARROW]   WHAT OTHER EQUITY-RELATED STRATEGIES WILL THE FUND UTILIZE?

     As an alternative investment strategy in an attempt to reduce the Fund's volatility over time, the Fund may implement an index option-based strategy by selling index call options and buying index put options or put spread options.

     As the seller of an index call option, the Fund receives cash (the "premium") from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the "exercise price") on a certain date in the future (the "expiration date"). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the price of the index and the exercise price of the option. The premium, the exercise price, and the market value of the index determine the gain or loss realized by the Fund as the seller of the index call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the cost of repurchasing the option will determine the gain or loss realized by the Fund.

     As the buyer of an index put option, the Fund attempts to reduce losses on its stock portfolio from a significant market decline over a short period of time. The value of an index put option generally increases as stock prices decrease.

     [ARROW]   ARE THERE ANY RISKS TO BUYING AND SELLING INDEX OPTIONS?

     Selling index call options reduces the risk of owning stock portfolio, but it limits the opportunity to profit from an increase in the market value of the stock portfolio in exchange for up-front cash (premium) at the time of selling the call option. Whereas, the Fund risks losing all or part of the cash paid for purchasing index put options. At times, the Fund may not own any put options, resulting in increased exposure to a market decline. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies.

DELETE THE THIRD PARAGRAPH OF THE SECOND COLUMN UNDER THE "FUND MANAGEMENT" SECTION ON PAGE 11 OF THE PROSPECTUS AND INSERT THE FOLLOWING.

     We have entered into Investment Subadvisory Agreements with Credit Suisse, Batterymarch, QMA, and CSSU, under which Credit Suisse, Batterymarch, QMA, and the Volaris Group of CSSU provide day-to-day discretionary management of certain of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Fund's Board of Trustees and IMCO. Credit Suisse, Batterymarch, QMA, and CSSU are compensated directly by IMCO and not by the Fund.

INSERT THE FOLLOWING PARAGRAPH AFTER THE FOURTH PARAGRAPH IN THE SECOND COLUMN UNDER THE "FUND MANAGEMENT" SECTION ON PAGE 11 OF THE PROSPECTUS.

     CSSU  is an SEC  registered  broker-dealer  and  investment  advisor.  CSSU provides a variety of capital raising, market making, advisory, and brokerage services for its government, financial institution, high net-worth individuals, and corporate clients and affiliates. CSSU also provides both discretionary and non-discretionary investment related advisory services to approximately 2,500 clients.

INSERT THE FOLLOWING INFORMATION RELATING TO THE VOLARIS GROUP AT THE END OF THE SECOND COLUMN ON PAGE 12 OF THE PROSPECTUS UNDER "PORTFOLIO MANAGERS."

     THE VOLARIS GROUP

     YIRONG LI, CFA, vice president, is a senior member of the Volaris Group and risk management team since 2004. Mr. Li is the primary portfolio manager for the Volaris Group's Low Volatility Return strategy. Also, he is responsible for research and product development, with primary focus in the development, trading, and portfolio management of Volaris Group's European business initiatives. Prior to joining CSSU, from 1999 to 2002, Mr. Li was director of E-Commerce Technology at MoneyLine Telerate. From 2002 to 2004, he attended Columbia Business School. Education: B.S. in electrical engineering, South China University of Technology; M.S. in operations research, New Jersey Institute of Technology; and M.B.A., Columbia Business School.

     STU ROSENTHAL, CFA, vice president, is a senior member of the Volaris Group and Trading team since 2005. Mr. Rosenthal is responsible for portfolio management and research of investment volatility strategies. Prior to joining the Volaris Group, from 2003 to 2005, he was an assistant portfolio manager at Rampart Investment Management, a Boston-based boutique specializing in option-related strategies. He previously was an analyst at Grantham, Mayo, Van Otterloo & Co., a Boston-based quantitative manager.
     Education: M.S. in operations research, Northeastern University; and B.S. in applied statistics, Rochester Institute of Technology.

DELETE THE LAST SENTENCE OF THE SECOND FULL PARAGRAPH OF THE SECOND COLUMN ON PAGE 19 OF THE PROSPECTUS AND INSERT THE FOLLOWING.

     Futures and options contracts are valued at the last quoted sales price at the close of market on the principal exchange on which they are traded.


                                                                      68990-1107

[USAA                        USAA MUTUAL FUNDS TRUST
EAGLE        (GROWTH AND TAX STRATEGY FUND, BALANCED STRATEGY FUND,
LOGO (R)] PRECIOUS METALS AND MINERALS FUND, CORNERSTONE STRATEGY FUND,
          EMERGING MARKETS FUND, INTERNATIONAL FUND, WORLD GROWTH FUND,
                  GNMA TRUST, AND TREASURY MONEY MARKET TRUST)
                        SUPPLEMENT DATED NOVEMBER 9, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED OCTOBER 1, 2007


DELETE THE FIRST AND SECOND PARAGRAPHS UNDER SUBADVISORY AGREEMENTS ON PAGE 39 AND INSERT THE FOLLOWING INFORMATION.

SUBADVISORY AGREEMENTS

The Manager has entered into Subadvisory Agreements dated October 1, 2007, with Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group, dated July 9, 2007, with Quantitative Management Associates LLC (QMA); dated October 2, 2006, with Deutsche Investment Management Americas Inc. (DIMA) and Credit Suisse Asset Management LLC (Credit Suisse) and dated August 1, 2006, with the other Subadvisers identified below, under which each Subadviser provides day-to-day discretionary management of some or all of the applicable Fund's assets in accordance with that Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Manager and the Board of Trustees of the Trust.

The Subadvisory Agreement for the Cornerstone Strategy Fund and Balanced Strategy Fund with respect to CSSU will remain in effect until September 30, 2009. The Subadvisory Agreement for the Cornerstone Strategy Fund with respect to QMA will remain in effect until July 8, 2009. The Subadvisory Agreement for the Balanced Strategy Fund with respect to DIMA will remain in effect until October 1, 2008. The Subadvisory Agreement for the Cornerstone Strategy Fund with respect to Credit Suisse will remain in effect until October 1, 2008. The Subadvisory Agreement for the Emerging Markets Fund and the World Growth Fund with to Batterymarch Financial Management, Inc. (Batterymarch) will remain in effect until October 1, 2008. Each other Subadvisory Agreement will remain in effect with respect to a Fund until July 31, 2008, Each Subadvisory Agreement will continue in effect from year to year thereafter for each Fund as long as it is approved annually by a vote of the outstanding voting securities of the Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of the
Fund), including a majority of the Non-Interested Trustees, at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement may be terminated with respect to a Fund at any time by vote of a majority of the Non-Interested Trustees or by vote of a majority of the outstanding shares of a Fund (as defined in the 1940 Act) on 60 days' written notice; by IMCO at any time; or by the applicable Subadviser on 90 days' written notice. Each Subadvisory Agreement will automatically terminate in the event of its assignment (as defined by the 1940 Act).

DELETE THE FIRST AND SECOND PARAGRAPHS ON PAGE 40 AND INSERT THE FOLLOWING INFORMATION.

For the BALANCED STRATEGY FUND, the Manager has entered into Subadvisory Agreements with DIMA and CSSU. The Manager (not the Fund) pays DIMA a fee in the annual amount of 0.15% of the portion of the Fund's average net assets that DIMA manages. DIMA, located at 345 Park Avenue, New York, New York 10154, is an investment adviser registered under the Investment Advisers Act of 1940 and an indirect wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking, and insurance. DIMA and its predecessors have more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients.

CSSU located at Eleven Madison Avenue, New York, New York 10010, is an SEC registered broker-dealer and investment advisor. CSSU provides a variety of capital raising, market making, advisory, and brokerage services for its government, financial institution, high net-worth individuals, and corporate clients and affiliates. CSSU also provides both discretionary and non-discretionary investment related advisory services to approximately 2,500 clients. The Manager (not the Fund) pays CSSU a fee of 0.23% for the first $50 million of the total notional amount of each Fund's option strategy account CSSU manages for the First Start Growth Fund, Total Return Strategy Fund, Balanced Strategy Fund, and Cornerstone Strategy Fund; 0.20% for notional amounts between $50,000,000.01 to $250,000,000 of the total notional amount of each Fund's option strategy account CSSU manages for the First Start Growth Fund, Total Return Strategy Fund, Balanced Strategy Fund, and Cornerstone Strategy Fund; 0.12% for notional amounts between $250,000,000.01 to $500,000,000 of the total notional amount of each Fund's option strategy account CSSU manages for the First Start Growth Fund, Total Return Strategy Fund, Balanced Strategy Fund, and Cornerstone Strategy Fund; 0.10% for notional amounts between $500,000,000.01 to $2,000,000,000 of the total notional amount of each Fund's option strategy account CSSU manages for the First Start Growth Fund, Total Return Strategy Fund, Balanced Strategy Fund, and Cornerstone Strategy Fund; and 0.08% for notional amounts over $2,000,000,000 of the total notional amount of each Fund's option strategy account CSSU manages of the First Start Growth Fund, Total Return Strategy Fund, Balanced Strategy Fund, and Cornerstone Strategy Fund. Notional amount is equal to the daily closing price of the index underlying options strategies written for each Fund account using the closing price listed on an agreed upon exchange.

For the CORNERSTONE STRATEGY FUND, the Manager has entered into Subadvisory Agreements with Batterymarch, Credit Suisse, Quantitative Management Associates LLC (QMA), and CSSU.

The Manager (not the Fund) pays Batterymarch a fee based on the aggregate net assets that Batterymarch manages in the Cornerstone Strategy Fund, World Growth Fund, and Capital Growth Fund in the annual amount of 0.25% on the first $250 million of assets; 0.21% on assets over $250 million and up to $500 million; and 0.17% on assets over $500 million of the Fund's average daily net assets that Batterymarch manages. Batterymarch, a registered investment adviser, is a wholly owned, independently managed subsidiary of Legg Mason, Inc. (Legg Mason). Legg Mason is a publicly owned global asset management firm incorporated under Maryland law.

The Manager (not the Fund) pays Credit Suisse a fee in the annual amount of 0.15% of the Fund's average daily net assets that Credit Suisse manages. Credit Suisse, located at 466 Lexington Avenue, New York, New York 10017, is part of the asset management business of Credit Suisse, one of the world's leading banks. Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements.

The Manager (not the Fund) pays QMA a fee in the annual amount of 0.25% of the Fund's average daily net assets that QMA manages. QMA is an SEC registered investment adviser that manages equity and balanced portfolios for institutional and retail clients.

The Manager (not the Fund) pays CSSU a fee of 0.23% for the first $50 million of the total notional amount of each Fund's option strategy account CSSU manages for the First Start Growth Fund, Total Return Strategy Fund, Balanced Strategy Fund, and Cornerstone Strategy Fund; 0.20% for notional amounts between $50,000,000.01 to $250,000,000 of the total notional amount of each Fund's option strategy account CSSU manages for the First Start Growth Fund, Total Return Strategy Fund, Balanced Strategy Fund, and Cornerstone Strategy Fund; 0.12% for notional amounts between $250,000,000.01 to $500,000,000 of the total notional amount of each Fund's option strategy account CSSU manages for the First Start Growth Fund, Total Return Strategy Fund, Balanced Strategy Fund, and Cornerstone Strategy Fund; 0.10% for notional amounts between $500,000,000.01 to $2,000,000,000 of the total notional amount of each Fund's option strategy account CSSU manages for the First Start Growth Fund, Total Return Strategy Fund, Balanced Strategy Fund, and Cornerstone Strategy Fund; and 0.08% for notional amounts over $2,000,000,000 of the total notional amount of each Fund's option strategy account CSSU manages of the First Start Growth Fund, Total Return Strategy Fund, Balanced Strategy Fund, and Cornerstone Strategy Fund. Notional amount is equal to the daily closing price of the index underlying options strategies written for each Fund account using the closing price listed on an agreed upon exchange.


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